Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptors ETF - Fidelity Disruptors ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	15.20%
Annual Return 2022	(33.37%)
Annual Return 2023	28.58%